Share-Based Compensation - Schedule Of Share Based Payment Award Stock Options Valuation Assumptions (Detail)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Risk-free interest rate minimum	1.79%	1.09%
Risk-free interest rate maximum	3.12%	1.84%
Dividend yield	0.00%	0.00%
Expected volatility range minimum	55.62%	52.23%
Expected volatility range maximum	55.94%	52.70%
Contractual life	10 years	10 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Exercise multiple	2.8	2.8
Minimum [Member]
Property, Plant and Equipment [Line Items]
Exercise multiple	2.2	2.2